Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Management Series
Entity Central Index Key	0000319676
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000240250
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class A
Trading Symbol	CEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 6,121,948
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240251
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class C
Trading Symbol	CEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.99%
AssetsNet	$ 6,121,948
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240252
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class I
Trading Symbol	CMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 6,121,948
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000240249
Shareholder Report [Line Items]
Fund Name	Calvert Emerging Markets Focused Growth Fund
Class Name	Class R6
Trading Symbol	CMERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Emerging Markets Focused Growth Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 6,121,948
Holdings Count | Holding	36
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,121,948
# of Portfolio Holdings	36
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Health Care	0.1%
Short-Term Investments	1.2%
Communication Services	2.1%
Materials	4.3%
Consumer Staples	9.9%
Industrials	16.2%
Financials	20.7%
Consumer Discretionary	21.9%
Information Technology	23.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146359
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class A
Trading Symbol	CUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 400,607,276
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146360
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class C
Trading Symbol	CUBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
AssetsNet	$ 400,607,276
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000146362
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class I
Trading Symbol	CUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 400,607,276
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000213138
Shareholder Report [Line Items]
Fund Name	Calvert Flexible Bond Fund
Class Name	Class R6
Trading Symbol	CUBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Flexible Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 400,607,276
Holdings Count | Holding	287
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$400,607,276
# of Portfolio Holdings	287
Portfolio Turnover Rate	174%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	1.6%
Mutual Funds	2.3%
Commercial Mortgage-Backed Securities	5.3%
Collateralized Mortgage Obligations	7.0%
U.S. Treasury Obligations	7.6%
Asset-Backed Securities	10.3%
U.S. Government Agency Mortgage-Backed Securities	15.6%
Short-Term Investments	22.0%
Corporate Bonds	28.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235418
Shareholder Report [Line Items]
Fund Name	Calvert Global Real Estate Fund
Class Name	Class A
Trading Symbol	CGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
AssetsNet	$ 5,773,601
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235419
Shareholder Report [Line Items]
Fund Name	Calvert Global Real Estate Fund
Class Name	Class C
Trading Symbol	CGECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.85%
AssetsNet	$ 5,773,601
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235420
Shareholder Report [Line Items]
Fund Name	Calvert Global Real Estate Fund
Class Name	Class I
Trading Symbol	CGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 5,773,601
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235417
Shareholder Report [Line Items]
Fund Name	Calvert Global Real Estate Fund
Class Name	Class R6
Trading Symbol	CGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Global Real Estate Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 5,773,601
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,773,601
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Industrial/Office Mixed	0.7%
Short-Term Investments	1.2%
Timberland REITs	1.5%
Office	3.1%
Specialty	4.0%
Lodging/Resorts	4.0%
Self Storage	6.7%
Telecommunications REITs	6.9%
Data Centers	7.6%
Industrial	11.0%
Health Care	11.4%
Retail	11.7%
Diversified	14.1%
Residential	16.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014074
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class A
Trading Symbol	CTTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 425,282,942
Holdings Count | Holding	231
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160651
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class C
Trading Symbol	CTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 425,282,942
Holdings Count | Holding	231
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000160653
Shareholder Report [Line Items]
Fund Name	Calvert Responsible Municipal Income Fund
Class Name	Class I
Trading Symbol	CTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Responsible Municipal Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 425,282,942
Holdings Count | Holding	231
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$425,282,942
# of Portfolio Holdings	231
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.7%
Industrial Development Revenue	3.2%
Lease Revenue/Certificates of Participation	3.9%
Transportation	4.5%
Special Tax Revenue	4.5%
Other Revenue	4.6%
Electric Utilities	6.0%
Water and Sewer	6.3%
Education	8.0%
Hospital	11.5%
Housing	19.4%
General Obligations	21.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241884
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class A
Trading Symbol	CMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 61,080,413
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241883
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class C
Trading Symbol	CMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%
AssetsNet	$ 61,080,413
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000241882
Shareholder Report [Line Items]
Fund Name	Calvert Small/Mid-Cap Fund
Class Name	Class I
Trading Symbol	CMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert Small/Mid-Cap Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 61,080,413
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,080,413
# of Portfolio Holdings	74
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Utilities	3.4%
Consumer Staples	4.4%
Materials	5.2%
Real Estate	7.0%
Health Care	8.8%
Information Technology	12.4%
Consumer Discretionary	13.2%
Financials	19.6%
Industrials	24.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745